Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000002899
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Utilities Fund - Class AAA
C000239633
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Utilities Fund - Class C
C000034315
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Utilities Fund - Class I
C000002898
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Utilities Fund - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,196	$ 13,640	$ 13,043	$ 17,150	$ 20,305	$ 26,135	$ 21,402	$ 27,029	$ 33,791	$ 39,833
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,196	13,640	13,043	17,150	20,305	26,135	21,402	27,029	33,791	39,833
S&P 500 Index
Account Value [Line Items]
Accumulated Value	50,000		55,980	68,200	65,213	85,749	101,527	130,675	107,010	135,143	168,955	199,165
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,196	13,640	13,043	17,150	20,305	26,135	21,402	27,029	33,791	39,833
S&P 500 Utilities Index
Account Value [Line Items]
Accumulated Value	10,000		11,629	13,037	13,573	17,150	17,232	20,277	20,595	19,137	23,621	27,410
Lipper Utility Fund Average
Account Value [Line Items]
Accumulated Value	10,000		11,493	12,810	13,115	16,164	16,058	18,526	18,692	18,163	22,384	25,467
S&P 500 Utilities Index
Account Value [Line Items]
Accumulated Value	10,000		11,629	13,037	13,573	17,150	17,232	20,277	20,595	19,137	23,621	27,410
Lipper Utility Fund Average
Account Value [Line Items]
Accumulated Value	10,000		11,493	12,810	13,115	16,164	16,058	18,526	18,692	18,163	22,384	25,467
S&P 500 Utilities Index
Account Value [Line Items]
Accumulated Value	50,000		58,145	65,186	67,866	85,748	86,160	101,384	102,976	95,685	118,104	137,048
Lipper Utility Fund Average
Account Value [Line Items]
Accumulated Value	50,000		57,465	64,050	65,575	80,821	80,288	92,628	93,461	90,817	111,922	127,334
S&P 500 Utilities Index
Account Value [Line Items]
Accumulated Value	10,000		11,629	13,037	13,573	17,150	17,232	20,277	20,595	19,137	23,621	27,410
Lipper Utility Fund Average
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,493	$ 12,810	$ 13,115	$ 16,164	$ 16,058	$ 18,526	$ 18,692	$ 18,163	$ 22,384	$ 25,467